CONVERTIBLE LOAN (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands											12 Months Ended
	Mar. 05, 2015 USD ($) shares	Sep. 05, 2014 USD ($) shares	Sep. 05, 2014 CNY (¥) shares	Aug. 31, 2014 USD ($) item shares	May. 13, 2014 USD ($) $ / shares shares	May. 13, 2014 CNY (¥) shares	May. 05, 2014 CNY (¥)	Jun. 03, 2013 USD ($)	Jun. 03, 2013 CNY (¥)	Oct. 24, 2012 USD ($) $ / shares	Dec. 31, 2015 USD ($) item $ / shares	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	May. 13, 2014 CNY (¥)	May. 05, 2014 USD ($)	May. 05, 2014 CNY (¥)	Oct. 24, 2012 CNY (¥)	Jun. 12, 2012 USD ($) $ / shares	Jun. 12, 2012 CNY (¥)
Convertible loan [Line Items]
Amount of gain recognized														¥ (143,901)
Total purchase consideration of shares issued and sold | ¥															¥ 129,772
Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Total purchase consideration of shares issued and sold								$ 21,000	¥ 128,035
SummitView [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion		$ 5,000
Number of shares issued on conversion of convertible loan | shares		2,786,159	2,786,159
Amount of debt converted		$ 5,000
Baring [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares	2,786,159
CEHIL [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion	$ 6,308
Amount of loans and funds provided for restructuring plan					$ 48,000													$ 48,000	¥ 290,600
Amount of loan repaid | ¥							¥ 80,000
Economic interest (as a percent)							85.00%
Voting rights (as a percent)							50.10%
Amount assigned to lenders					$ 5,000												¥ 30,595
Number of shares issued on conversion of convertible loan | shares	4,457,854			5,678,963	32,426,090	32,426,090
Conversion rate (in dollars per share)					1.480	1.480
Number of equal annual installments | item				3
Amount of debt converted	$ 6,308
Total purchase consideration of shares issued and sold				$ 5,779
Share-based compensation expenses | ¥														¥ 94,360
CEHIL [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares	4,457,854	16,716,954	16,716,954
CEHIL [Member] | SummitView [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion		$ 36,692	¥ 224,517
Number of shares issued on conversion of convertible loan | shares		25,182,076	25,182,076
Amount of debt converted		$ 36,692	¥ 224,517
New Flourish Holdings Limited [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares		5,678,963	5,678,963
New Flourish Holdings Limited [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares		5,678,963	5,678,963
IFC Loan [Member]
Convertible loan [Line Items]
Period prior to which debt may be converted										5 years
Conversion price (in dollars per ADS) | $ / shares										$ 300											$ 10
Variable interest rate margin (as a percent)											4.50%	4.50%
Variable rate basis											6-month LIBOR	6-month LIBOR
Number of equal semi-annual installments | item											2	2
Penalty interest rate (as a percent)											2.00%	2.00%
Penalty interest amount | ¥															1,082
Intrinsic value of embedded conversion feature
Proceeds from issuance accounted for as the conversion feature
Costs incurred attributable to the issuance of Loan											$ 567	¥ 3,432
Front fee paid | ¥																¥ 4,924
Front fee amortization amount | ¥															¥ 43
Required liquidated damages (as a percent)										0.50%
Principal IFC loan										$ 20,000				¥ 69,760						¥ 125,710	$ 20,000	¥ 125,710
Each period for which liquidated damages required										30 days
Required liquidated damages cap (as a percent)										6.00%
Period within which registration statement is required to be declared effective in the event there are no SEC comments											30 days	30 days
Period within which registration statement is required to be declared effective in the event there are SEC comments											90 days	90 days
Period after conversion of debt, for which Company required to maintain the effectiveness of the registration statement											1 year	1 year
Interest expense | ¥														98,705
Amortization of convertible loan discount | ¥														98,705
IFC Loan [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Conversion price (in dollars per ADS) | $ / shares										$ 150
IFC Loan [Member] | SummitView [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares		2,786,159	2,786,159
IFC Loan [Member] | Baring [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion	$ 5,000
Amount of debt converted	5,000
IFC Loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion	6,308	$ 31,692
Interest expense | ¥												¥ 56,549
Amount of debt converted	$ 6,308	$ 31,692
Amortization of convertible loan discount | ¥												¥ 56,549
IFC Loan [Member] | CEHIL [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares		16,716,954	16,716,954
IFC Loan [Member] | Minimum [Member]
Convertible loan [Line Items]
Amount of debt that may be converted										$ 1,000											$ 1,000
IFC Loan [Member] | Interest rate change feature [Member]
Convertible loan [Line Items]
Fair value of derivative assets										61										369
Principal IFC loan										$ 20,000										¥ 121,074
IFC Loan [Member] | Within 12 months from the date of the Loan Agreement [Member]
Convertible loan [Line Items]
Variable interest rate margin (as a percent)											3.50%	3.50%
Period for average trading price of ADSs											3 months	3 months
IFC Loan [Member] | Within 12 months from the date of the Loan Agreement [Member] | Minimum [Member]
Convertible loan [Line Items]
Average trading price of ADSs (in dollars per share) | $ / shares											$ 210.0
IFC Loan [Member] | At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan [Member]
Convertible loan [Line Items]
Variable interest rate margin (as a percent)											3.00%	3.00%
IFC Loan [Member] | At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan [Member] | Minimum [Member]
Convertible loan [Line Items]
Average trading price of ADSs (in dollars per share) | $ / shares											$ 360.0
Period for average trading price of ADSs											4 months	4 months
IFC C Loan [Member]
Convertible loan [Line Items]
Proceeds from issuance accounted for as the conversion feature					$ 49,121	¥ 300,574
Principal IFC loan					$ 17,000												104,023
Conversion rate (in dollars per share)					1.479	1.479
Fair value of IFC loan after amendment					$ 41,538												254,169
Share price (in dollars per share) | $ / shares					$ 3.465
Interest accrued and not paid					$ 1,121												6,862
Amount of gain recognized													$ 23,417	¥ 143,901
IFC C Loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Principal IFC loan					$ 17,000												¥ 104,023
Interest rate (as a percent)					3.00%												3.00%
IFC C Loan [Member] | Minimum [Member]
Convertible loan [Line Items]
Conversion rate (in dollars per share)					1.479	1.479
IFC C Loan [Member] | Maximum [Member]
Convertible loan [Line Items]
Conversion rate (in dollars per share)					150	150
IFC D Loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Principal IFC loan					$ 13,981												¥ 85,550
Term of debt agreement					3 years	3 years
Interest rate (as a percent)																					3.00%	3.00%
Other loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Principal IFC loan					$ 17,019												¥ 104,139